GOODWILL AND INTANGIBLE ASSETS (Schedule of Impairment Loss) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 24,295	$ 26,932
Trinity Biotech Manufacturing Limited [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	9,732	7,837
Immco Diagnostics Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	6,332
Primus Corp [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	5,321	12,424
Trinity Biotech Do Brasil [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	1,253	2,785
Clark Laboratories Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	727	3,377
Mardx Diagnostics Inc. [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	720
Biopool US Inc [Member]
Disclosure of detailed information about intangible assets [line items]
Total impairment loss	$ 210	$ 509